UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21990

Fidelity Commonwealth Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2021

Item 1.

Reports to Stockholders

Fidelity® Small Cap Enhanced Index Fund

Annual Report

February 28, 2021

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2021	Past 1 year	Past 5 years	Past 10 years
Fidelity® Small Cap Enhanced Index Fund	53.78%	14.87%	11.63%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Small Cap Enhanced Index Fund on February 28, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Period Ending Values
$30,060	Fidelity® Small Cap Enhanced Index Fund
$30,669	Russell 2000® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 31.29% for the 12 months ending February 28, 2021, a volatile but productive period for U.S. risk assets. The early-2020 outbreak and spread of COVID-19 resulted in stocks suffering one of the quickest declines on record, through March 23, followed by a historic rebound that included the index closing 2020 at an all-time high and gaining modest ground in the first two months of the new year. The crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty and dislocation in financial markets. A rapid and expansive U.S. monetary/fiscal-policy response partially offset the economic disruption and fueled the market surge, as did resilient corporate earnings. The rally slowed in September, when stocks began a two-month retreat amid Congress’s inability to reach a deal on additional fiscal stimulus, as well as concerns about election uncertainty, indications the U.S. economic recovery could be slowing and a new wave of COVID-19 cases. A shift in momentum began in October and accelerated following the U.S. elections, with the approval of three breakthrough COVID-19 vaccines and prospects for additional government stimulus fueling the “reflation trade” through February 28. By sector for the full 12 months, information technology (+50%) and consumer discretionary (+43%) led all gainers. Materials (+42%) and communication services (+37%) also stood out. In contrast, the defensive utilities (-3%) and real estate sectors (+5%) notably lagged.

Comments from Geode Capital Management:  For the fiscal year ending February 28, 2021, the fund gained 53.78%, outperforming the 51.00% advance of the benchmark Russell 2000® Index. Versus the benchmark, security selection was the primary contributor, especially within the information technology sector. Picks among financials stocks and an underweighting in real estate also helped. The fund's top individual relative contributor was an overweighting in Digital Turbine (+1234%), a stock we purchased during the period. Also bolstering performance was our outsized stake in Plug Power, which gained about 814% and was another new addition to the portfolio the past 12 months. Adding further value was a larger-than-benchmark position in Calix Networks (+332%), a stock we reduced exposure to this period. In contrast, the biggest detractor from performance versus the benchmark was stock selection and an underweighting in the consumer discretionary sector, primarily within the retailing industry. Weak picks in the health care sector, especially within the health care equipment & services industry, also hampered the fund's relative performance, as did subpar investment choices in industrials. The biggest individual relative detractor was an underweight position in Gamestop (+8%), a stake we established during the reporting period. Also hampering the portfolio’s relative return was Quidel, a benchmark component we avoided that gained 186%. Also holding back performance was our outsized stake in American Assets Trust, which returned roughly -23%. Notable changes in positioning include increased exposure to the consumer discretionary sector.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2021

% of fund's net assets
Plug Power, Inc.	0.8
Deckers Outdoor Corp.	0.8
Darling Ingredients, Inc.	0.7
Synaptics, Inc.	0.7
Penn National Gaming, Inc.	0.7
Churchill Downs, Inc.	0.7
Atkore, Inc.	0.7
Rexnord Corp.	0.7
EMCOR Group, Inc.	0.7
Calix Networks, Inc.	0.7
7.2

Top Market Sectors as of February 28, 2021

% of fund's net assets
Health Care	18.2
Industrials	16.6
Financials	15.4
Information Technology	14.4
Consumer Discretionary	14.1
Real Estate	4.9
Materials	4.0
Energy	2.8
Consumer Staples	2.8
Utilities	1.9

Asset Allocation (% of fund's net assets)

As of February 28, 2021*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.4%

Schedule of Investments February 28, 2021

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.8%
Cogent Communications Group, Inc.	2,968	$177,635
Consolidated Communications Holdings, Inc. (a)	97,384	512,240
Iridium Communications, Inc. (a)	58,114	2,226,347
Liberty Latin America Ltd. Class C (a)	32,012	350,852
Ooma, Inc. (a)	36,249	572,734
ORBCOMM, Inc. (a)	190,213	1,451,325
		5,291,133
Entertainment - 0.2%
AMC Entertainment Holdings, Inc. Class A (b)	20,702	165,823
Glu Mobile, Inc. (a)	51,233	639,388
IMAX Corp. (a)	25,545	528,015
		1,333,226
Interactive Media & Services - 0.3%
Liberty TripAdvisor Holdings, Inc. (a)	39,473	222,233
Yelp, Inc. (a)	48,939	1,845,490
Zedge, Inc. (a)	19,157	192,336
		2,260,059
Media - 0.3%
AMC Networks, Inc. Class A (a)	25,678	1,684,220
comScore, Inc. (a)	13,854	50,567
Tegna, Inc.	9,839	179,365
		1,914,152
Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications Co.	23,866	1,058,457

TOTAL COMMUNICATION SERVICES		11,857,027

CONSUMER DISCRETIONARY - 14.1%
Auto Components - 0.6%
Adient PLC (a)	35,205	1,305,401
American Axle & Manufacturing Holdings, Inc. (a)	35,531	347,138
Cooper-Standard Holding, Inc. (a)	7,494	268,435
Modine Manufacturing Co. (a)	62,525	867,222
Tenneco, Inc. (a)	55,831	621,957
Visteon Corp. (a)	5,848	743,690
Workhorse Group, Inc. (a)(b)	2,250	36,383
		4,190,226
Distributors - 0.1%
Core-Mark Holding Co., Inc.	25,728	838,218
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	28,599	1,123,941
American Public Education, Inc. (a)	2,931	86,289
		1,210,230
Hotels, Restaurants & Leisure - 5.2%
Bloomin' Brands, Inc.	82,945	2,060,354
Brinker International, Inc.	59,366	4,071,914
Caesars Entertainment, Inc. (a)	46,759	4,369,161
Churchill Downs, Inc.	20,623	4,756,282
Cracker Barrel Old Country Store, Inc.	4,222	653,861
Del Taco Restaurants, Inc.	43,844	440,194
Fiesta Restaurant Group, Inc. (a)	2,829	43,171
Hilton Grand Vacations, Inc. (a)	20,110	794,546
Marriott Vacations Worldwide Corp.	7,481	1,269,601
Norwegian Cruise Line Holdings Ltd. (a)(b)	85,733	2,534,267
Papa John's International, Inc.	9,168	826,862
Penn National Gaming, Inc. (a)	41,988	4,861,371
RCI Hospitality Holdings, Inc.	9,017	579,342
Scientific Games Corp. Class A (a)	54,679	2,560,618
Shake Shack, Inc. Class A (a)(b)	25,143	2,978,943
Texas Roadhouse, Inc. Class A	12,364	1,123,640
Wingstop, Inc.	12,248	1,667,565
		35,591,692
Household Durables - 2.0%
Cavco Industries, Inc. (a)	5,359	1,130,267
Flexsteel Industries, Inc.	18,114	599,211
iRobot Corp. (a)(b)	16,566	2,056,006
KB Home	59,817	2,415,410
La-Z-Boy, Inc.	3,451	147,047
M.D.C. Holdings, Inc.	38,133	2,157,184
M/I Homes, Inc. (a)	45,612	2,276,039
Meritage Homes Corp. (a)	7,221	608,803
Sonos, Inc. (a)	11,959	465,683
TopBuild Corp. (a)	813	154,803
TRI Pointe Homes, Inc. (a)	102,642	1,950,198
		13,960,651
Internet & Direct Marketing Retail - 0.7%
Magnite, Inc. (a)	13,726	670,790
Overstock.com, Inc. (a)	5,952	399,796
Shutterstock, Inc.	31,029	2,737,689
Stamps.com, Inc. (a)	2,448	445,365
Stitch Fix, Inc. (a)(b)	12,661	966,161
		5,219,801
Leisure Products - 1.0%
Acushnet Holdings Corp.	5,359	226,257
American Outdoor Brands, Inc. (a)	4,704	94,127
Clarus Corp.	3,598	62,461
Johnson Outdoors, Inc. Class A	15,072	1,818,889
Malibu Boats, Inc. Class A (a)	14,058	1,047,883
Vista Outdoor, Inc. (a)	99,773	3,153,825
YETI Holdings, Inc. (a)	4,801	330,165
		6,733,607
Specialty Retail - 2.9%
Asbury Automotive Group, Inc. (a)	10,687	1,810,912
Bed Bath & Beyond, Inc. (b)	27,850	748,051
GameStop Corp. Class A (a)(b)	13,878	1,411,948
Group 1 Automotive, Inc.	20,100	3,064,044
Haverty Furniture Companies, Inc.	12,335	446,157
Lumber Liquidators Holdings, Inc. (a)	6,115	151,469
Murphy U.S.A., Inc.	2,492	310,628
Rent-A-Center, Inc.	18,819	1,086,985
RH (a)	2,909	1,426,486
Shoe Carnival, Inc. (b)	41,901	2,051,473
Signet Jewelers Ltd.	22,559	1,122,987
Sleep Number Corp. (a)	28,423	3,897,646
Sonic Automotive, Inc. Class A (sub. vtg.)	43,528	2,007,076
Sportsman's Warehouse Holdings, Inc. (a)	9,627	163,081
The Aaron's Co., Inc.	5,578	122,493
		19,821,436
Textiles, Apparel & Luxury Goods - 1.4%
Crocs, Inc. (a)	49,242	3,777,846
Deckers Outdoor Corp. (a)	16,477	5,373,314
Lakeland Industries, Inc. (a)	8,505	266,972
Rocky Brands, Inc.	6,899	300,727
		9,718,859

TOTAL CONSUMER DISCRETIONARY		97,284,720

CONSUMER STAPLES - 2.8%
Beverages - 0.2%
Celsius Holdings, Inc. (a)(b)	2,904	172,875
Coca-Cola Bottling Co. Consolidated	2,671	685,539
MGP Ingredients, Inc.	6,624	423,141
		1,281,555
Food & Staples Retailing - 0.7%
Andersons, Inc.	25,583	668,740
BJ's Wholesale Club Holdings, Inc. (a)	10,533	423,216
Ingles Markets, Inc. Class A	13,857	720,010
Natural Grocers by Vitamin Cottage, Inc.	20,580	289,766
Performance Food Group Co. (a)	2,668	144,712
PriceSmart, Inc.	6,937	669,074
Rite Aid Corp. (a)(b)	29,154	570,835
United Natural Foods, Inc. (a)(b)	45,987	1,216,356
Weis Markets, Inc.	6,425	343,416
		5,046,125
Food Products - 1.2%
Cal-Maine Foods, Inc. (a)	21,696	826,618
Darling Ingredients, Inc. (a)	78,934	4,975,999
Freshpet, Inc. (a)	7,518	1,171,906
John B. Sanfilippo & Son, Inc.	6,703	579,541
Lancaster Colony Corp.	679	118,601
The Simply Good Foods Co. (a)	11,343	330,875
		8,003,540
Household Products - 0.5%
Central Garden & Pet Co. (a)	2,240	102,144
Central Garden & Pet Co. Class A (non-vtg.) (a)	4,250	176,418
WD-40 Co.	9,241	2,880,882
		3,159,444
Personal Products - 0.1%
USANA Health Sciences, Inc. (a)	8,995	873,055
Tobacco - 0.1%
Universal Corp.	3,606	183,257
Vector Group Ltd.	30,754	419,792
		603,049

TOTAL CONSUMER STAPLES		18,966,768

ENERGY - 2.8%
Energy Equipment & Services - 0.8%
Frank's International NV (a)	25,809	116,915
Helix Energy Solutions Group, Inc. (a)	160,260	785,274
Nabors Industries Ltd.	19,631	2,179,237
Nextier Oilfield Solutions, Inc. (a)	33,382	155,226
Oceaneering International, Inc. (a)	49,988	589,858
Oil States International, Inc. (a)	59,396	435,373
ProPetro Holding Corp. (a)	52,927	607,073
U.S. Silica Holdings, Inc.	60,573	806,227
		5,675,183
Oil, Gas & Consumable Fuels - 2.0%
Antero Resources Corp. (a)	52,991	476,919
DHT Holdings, Inc.	218,612	1,219,855
Green Plains, Inc.	10,083	255,302
Kosmos Energy Ltd.	585,695	1,803,941
Magnolia Oil & Gas Corp. Class A (a)	50,541	609,524
Nordic American Tanker Shipping Ltd.	163,772	486,403
PBF Energy, Inc. Class A	157,319	2,233,930
Penn Virginia Corp. (a)	80,488	1,178,344
Range Resources Corp. (a)	16,169	155,869
Renewable Energy Group, Inc. (a)	28,681	2,230,521
SM Energy Co.	212,184	2,940,870
World Fuel Services Corp.	6,249	194,219
		13,785,697

TOTAL ENERGY		19,460,880

FINANCIALS - 15.4%
Banks - 7.6%
1st Source Corp.	13,741	609,688
Altabancorp	2,494	85,843
Ameris Bancorp	19,000	905,160
Banc of California, Inc.	22,947	425,896
BancFirst Corp.	55,999	3,577,216
Bancorp, Inc., Delaware (a)	31,287	634,187
Berkshire Hills Bancorp, Inc.	28,129	567,081
Boston Private Financial Holdings, Inc.	21,788	299,803
Brookline Bancorp, Inc., Delaware	7,053	100,364
Cadence Bancorp Class A	79,704	1,635,526
Capital City Bank Group, Inc.	3,512	86,711
Cathay General Bancorp	75,065	2,825,447
CIT Group, Inc.	7,717	349,966
City Holding Co.	1,428	107,400
Community Bank System, Inc.	2,038	145,085
Community Trust Bancorp, Inc.	8,071	329,781
Eagle Bancorp, Inc.	3,495	170,871
Financial Institutions, Inc.	17,321	474,249
First Bancorp, North Carolina	2,362	95,118
First Bancorp, Puerto Rico	398,494	4,180,202
First Commonwealth Financial Corp.	20,250	271,553
First Financial Bankshares, Inc.	12,533	559,724
First Financial Corp., Indiana	3,946	167,231
First Foundation, Inc.	3,748	85,642
First Interstate Bancsystem, Inc.	21,966	997,696
First of Long Island Corp.	4,358	80,972
Flushing Financial Corp.	6,443	133,692
Fulton Financial Corp.	181,151	2,798,783
Great Southern Bancorp, Inc.	25,882	1,366,311
Great Western Bancorp, Inc.	7,225	193,847
Hancock Whitney Corp.	74,283	2,804,183
Hilltop Holdings, Inc.	91,911	3,036,739
Hope Bancorp, Inc.	16,953	223,101
Independent Bank Group, Inc.	14,102	982,768
International Bancshares Corp.	82,209	3,582,668
Investors Bancorp, Inc.	324,177	4,324,521
Lakeland Bancorp, Inc.	7,869	123,386
Lakeland Financial Corp.	10,065	693,982
Live Oak Bancshares, Inc.	8,893	490,093
Macatawa Bank Corp.	3,856	34,048
Mercantile Bank Corp.	3,248	94,972
Midland States Bancorp, Inc.	10,521	257,765
Nicolet Bankshares, Inc. (a)	2,845	210,672
OFG Bancorp	59,302	1,145,122
Old National Bancorp, Indiana	9,393	170,295
Park National Corp.	4,233	524,892
Peapack-Gladstone Financial Corp.	12,732	350,257
Republic Bancorp, Inc., Kentucky Class A	1,009	42,418
Sandy Spring Bancorp, Inc.	8,834	331,982
Sierra Bancorp	16,482	393,096
Silvergate Capital Corp. (a)	6,685	852,739
South State Corp.	6,456	509,120
Southside Bancshares, Inc.	15,559	538,030
Tompkins Financial Corp.	4,764	368,400
Trico Bancshares	8,413	362,348
Trustmark Corp.	14,013	422,632
UMB Financial Corp.	23,194	1,956,878
United Bankshares, Inc., West Virginia	2,289	84,579
United Community Bank, Inc.	17,910	592,105
Univest Corp. of Pennsylvania	14,298	359,595
Valley National Bancorp	81,900	1,003,275
Washington Trust Bancorp, Inc.	4,325	205,654
WesBanco, Inc.	25,690	829,273
		52,162,633
Capital Markets - 2.2%
Artisan Partners Asset Management, Inc.	68,424	3,250,140
B. Riley Financial, Inc.	5,606	368,987
BGC Partners, Inc. Class A	44,426	199,028
Cohen & Steers, Inc.	35,315	2,273,580
Cowen Group, Inc. Class A	12,672	428,947
Federated Hermes, Inc. Class B (non-vtg.)	82,643	2,208,221
Oppenheimer Holdings, Inc. Class A (non-vtg.)	41,336	1,566,634
Piper Jaffray Companies	21,858	2,323,943
PJT Partners, Inc.	12,749	888,860
Pzena Investment Management, Inc.	5,775	53,246
Stifel Financial Corp.	5,943	362,998
StoneX Group, Inc. (a)	24,205	1,396,386
		15,320,970
Consumer Finance - 1.1%
Enova International, Inc. (a)	108,022	3,316,275
LendingClub Corp. (a)	57,612	620,481
Nelnet, Inc. Class A	42,002	3,049,345
PROG Holdings, Inc.	11,156	557,800
		7,543,901
Diversified Financial Services - 0.3%
Cannae Holdings, Inc. (a)	41,478	1,549,203
Marlin Business Services Corp. (b)	22,396	340,419
		1,889,622
Insurance - 1.9%
Amerisafe, Inc.	15,171	887,807
Crawford & Co. Class B	5,381	48,967
eHealth, Inc. (a)	14,289	849,052
Employers Holdings, Inc.	10,032	333,965
Goosehead Insurance	20,863	2,702,593
Horace Mann Educators Corp.	28,055	1,081,240
Investors Title Co.	271	41,130
ProAssurance Corp.	17,938	443,966
Selective Insurance Group, Inc.	45,966	3,117,874
Siriuspoint Ltd. (a)	8,932	91,196
Trupanion, Inc. (a)	35,894	3,473,103
		13,070,893
Mortgage Real Estate Investment Trusts - 0.0%
Redwood Trust, Inc.	9,900	97,416
Thrifts & Mortgage Finance - 2.3%
Essent Group Ltd.	77,244	3,184,770
Farmer Mac Class C (non-vtg.)	9,653	832,571
Flagstar Bancorp, Inc.	39,828	1,728,137
NMI Holdings, Inc. (a)	17,147	391,980
Northwest Bancshares, Inc.	119,970	1,693,976
Pennymac Financial Services, Inc.	7,580	448,812
Premier Financial Corp.	11,645	357,036
Radian Group, Inc.	152,464	3,110,266
Walker & Dunlop, Inc.	27,281	2,718,824
Washington Federal, Inc.	35,811	1,082,208
Waterstone Financial, Inc.	32,294	627,472
		16,176,052

TOTAL FINANCIALS		106,261,487

HEALTH CARE - 18.2%
Biotechnology - 9.1%
ACADIA Pharmaceuticals, Inc. (a)	5,991	293,379
Affimed NV (a)	76,453	433,489
Agenus, Inc. (a)(b)	100,352	401,408
Akebia Therapeutics, Inc. (a)(b)	29,753	102,945
Allakos, Inc. (a)(b)	3,886	470,905
Allogene Therapeutics, Inc. (a)(b)	7,082	245,816
Amicus Therapeutics, Inc. (a)	48,796	599,215
AnaptysBio, Inc. (a)	15,409	442,238
Apellis Pharmaceuticals, Inc. (a)	20,018	964,267
Arcturus Therapeutics Holdings, Inc. (a)(b)	7,551	397,711
Arcus Biosciences, Inc. (a)(b)	15,894	560,422
Ardelyx, Inc. (a)	68,177	439,742
Arena Pharmaceuticals, Inc. (a)	13,972	1,122,650
Arrowhead Pharmaceuticals, Inc. (a)	20,049	1,597,103
Atara Biotherapeutics, Inc. (a)	6,594	110,647
Athenex, Inc. (a)	16,239	196,492
Athersys, Inc. (a)(b)	152,728	311,565
AVEO Pharmaceuticals, Inc. (a)	8,337	68,864
Beam Therapeutics, Inc. (b)	16,491	1,469,843
BioCryst Pharmaceuticals, Inc. (a)(b)	12,164	131,128
Biohaven Pharmaceutical Holding Co. Ltd. (a)	8,805	748,249
BioXcel Therapeutics, Inc. (a)(b)	10,028	537,601
Blueprint Medicines Corp. (a)	10,726	1,053,508
BridgeBio Pharma, Inc. (a)(b)	17,568	1,241,706
Calithera Biosciences, Inc. (a)	32,024	93,510
CareDx, Inc. (a)	7,659	605,674
Catalyst Biosciences, Inc. (a)	22,365	134,861
Catalyst Pharmaceutical Partners, Inc. (a)	63,676	247,700
ChemoCentryx, Inc. (a)	7,734	524,675
Chimerix, Inc. (a)	89,632	879,290
Clovis Oncology, Inc. (a)(b)	52,374	313,720
Coherus BioSciences, Inc. (a)	32,984	535,660
Concert Pharmaceuticals, Inc. (a)	52,731	352,770
Constellation Pharmaceuticals, Inc. (a)	12,093	304,744
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	232,507	506,865
Cue Biopharma, Inc. (a)	13,190	179,516
Cytokinetics, Inc. (a)	7,474	139,988
CytomX Therapeutics, Inc. (a)	39,512	310,169
Deciphera Pharmaceuticals, Inc. (a)	12,342	540,333
Denali Therapeutics, Inc. (a)	10,998	789,656
Dicerna Pharmaceuticals, Inc. (a)	7,437	200,650
Editas Medicine, Inc. (a)(b)	16,834	738,339
Eiger Biopharmaceuticals, Inc. (a)	19,256	195,834
Emergent BioSolutions, Inc. (a)	17,903	1,718,688
Enanta Pharmaceuticals, Inc. (a)	1,450	71,514
Epizyme, Inc. (a)	31,485	301,941
Fate Therapeutics, Inc. (a)	25,157	2,257,086
FibroGen, Inc. (a)	21,083	1,054,782
Five Prime Therapeutics, Inc. (a)	32,369	719,563
Flexion Therapeutics, Inc. (a)(b)	25,626	282,399
Fortress Biotech, Inc. (a)	17,362	64,587
Global Blood Therapeutics, Inc. (a)	1,170	49,842
GlycoMimetics, Inc. (a)	19,970	66,300
Gritstone Oncology, Inc. (a)	17,747	240,827
Halozyme Therapeutics, Inc. (a)	45,076	2,039,689
Heron Therapeutics, Inc. (a)(b)	11,141	201,429
ImmunoGen, Inc. (a)	117,811	1,030,846
Immunovant, Inc. (a)	3,287	51,869
Inovio Pharmaceuticals, Inc. (a)(b)	14,927	165,690
Insmed, Inc. (a)	17,379	621,647
Intellia Therapeutics, Inc. (a)(b)	7,744	468,202
Intercept Pharmaceuticals, Inc. (a)(b)	4,566	98,900
Invitae Corp. (a)(b)	34,290	1,376,058
Iovance Biotherapeutics, Inc. (a)	4,993	186,239
Ironwood Pharmaceuticals, Inc. Class A (a)	22,599	208,589
Jounce Therapeutics, Inc. (a)	8,237	90,442
Kadmon Holdings, Inc. (a)(b)	94,575	434,099
Karuna Therapeutics, Inc. (a)	1,708	213,432
Karyopharm Therapeutics, Inc. (a)(b)	25,179	347,974
Kindred Biosciences, Inc. (a)	41,044	185,108
Kodiak Sciences, Inc. (a)	5,075	654,726
Krystal Biotech, Inc. (a)	2,162	170,560
Kura Oncology, Inc. (a)	7,115	199,220
La Jolla Pharmaceutical Co. (a)(b)	54,595	286,078
Lexicon Pharmaceuticals, Inc. (a)	73,906	531,384
Ligand Pharmaceuticals, Inc. Class B (a)(b)	1,807	267,834
Macrogenics, Inc. (a)	6,374	159,414
Madrigal Pharmaceuticals, Inc. (a)(b)	368	44,598
Mersana Therapeutics, Inc. (a)	29,224	531,292
Minerva Neurosciences, Inc. (a)	88,400	274,040
Mirati Therapeutics, Inc. (a)	9,554	1,919,590
Molecular Templates, Inc. (a)	15,876	173,048
Mustang Bio, Inc. (a)	65,324	230,594
Myriad Genetics, Inc. (a)	21,726	662,426
Natera, Inc. (a)	15,308	1,777,106
Novavax, Inc. (a)	16,984	3,927,210
Oncternal Therapeutics, Inc. rights (a)(c)	1,148	0
Opko Health, Inc. (a)(b)	177,008	796,536
Organogenesis Holdings, Inc. Class A (a)(b)	10,817	164,527
Oyster Point Pharma, Inc. (a)(b)	5,855	115,988
Pieris Pharmaceuticals, Inc. (a)	41,502	112,885
Protagonist Therapeutics, Inc. (a)	8,980	211,659
PTC Therapeutics, Inc. (a)	22,892	1,307,133
Puma Biotechnology, Inc. (a)	15,356	152,946
Radius Health, Inc. (a)	25,992	483,711
REGENXBIO, Inc. (a)	8,629	353,012
Relay Therapeutics, Inc. (a)	2,737	112,956
Revolution Medicines, Inc.	3,102	141,699
Rocket Pharmaceuticals, Inc. (a)	2,948	163,850
Rubius Therapeutics, Inc. (a)(b)	12,892	133,819
Sangamo Therapeutics, Inc. (a)	8,497	97,631
Seres Therapeutics, Inc. (a)	5,616	106,929
Sorrento Therapeutics, Inc. (a)(b)	13,812	133,562
Springworks Therapeutics, Inc. (a)	2,082	179,156
Syndax Pharmaceuticals, Inc. (a)	15,431	376,671
TCR2 Therapeutics, Inc. (a)	3,537	93,589
TG Therapeutics, Inc. (a)(b)	40,158	1,757,716
Translate Bio, Inc. (a)	6,323	147,579
Travere Therapeutics, Inc. (a)	30,699	946,143
Turning Point Therapeutics, Inc. (a)	6,499	766,297
Twist Bioscience Corp. (a)	6,052	832,997
Ultragenyx Pharmaceutical, Inc. (a)	12,939	1,831,386
Vanda Pharmaceuticals, Inc. (a)	15,424	287,658
Vaxart, Inc. (a)(b)	12,416	88,774
Veracyte, Inc. (a)	10,095	586,116
Vericel Corp. (a)	4,238	204,611
Viela Bio, Inc. (a)	2,446	130,127
Vir Biotechnology, Inc. (a)(b)	21,911	1,372,286
Xbiotech, Inc. (a)	12,115	230,185
Xencor, Inc. (a)	7,591	374,009
Y-mAbs Therapeutics, Inc. (a)	1,838	64,642
		62,750,494
Health Care Equipment & Supplies - 2.6%
Accuray, Inc. (a)	138,649	690,472
Axonics Modulation Technologies, Inc. (a)	1,333	67,063
Cardiovascular Systems, Inc. (a)	55,963	2,311,272
Cerus Corp. (a)	63,669	390,928
ConforMis, Inc. (a)	65,524	66,179
CryoPort, Inc. (a)(b)	1,906	113,293
Genmark Diagnostics, Inc. (a)	53,793	1,051,653
Integer Holdings Corp. (a)	8,226	725,451
Invacare Corp.	15,616	142,106
Lantheus Holdings, Inc. (a)	52,425	979,299
Meridian Bioscience, Inc. (a)	127,471	2,687,089
Nevro Corp. (a)	11,061	1,827,056
Novocure Ltd. (a)	5,835	869,999
Orthofix International NV (a)	20,027	931,456
Seaspine Holdings Corp. (a)	4,768	90,211
Shockwave Medical, Inc. (a)(b)	1,844	215,305
Sientra, Inc. (a)	121,730	947,059
Staar Surgical Co. (a)	8,189	851,738
SurModics, Inc. (a)	41,669	2,173,038
Tandem Diabetes Care, Inc. (a)	7,040	675,770
		17,806,437
Health Care Providers & Services - 3.1%
AdaptHealth Corp. (a)	30,109	926,454
Amedisys, Inc. (a)	2,309	585,655
Apollo Medical Holdings, Inc. (a)	15,600	386,100
Brookdale Senior Living, Inc. (a)	130,678	760,546
Corvel Corp. (a)	28,266	2,868,999
Cross Country Healthcare, Inc. (a)	4,626	51,395
Modivcare, Inc. (a)	8,644	1,108,679
National Healthcare Corp.	25,388	1,765,735
Owens & Minor, Inc.	127,242	4,327,500
Patterson Companies, Inc.	37,816	1,174,565
Select Medical Holdings Corp. (a)	102,891	3,256,500
Tenet Healthcare Corp. (a)	80,074	4,085,375
		21,297,503
Health Care Technology - 1.8%
Allscripts Healthcare Solutions, Inc. (a)	248,771	3,838,537
HealthStream, Inc. (a)	13,002	302,947
HMS Holdings Corp. (a)	38,650	1,421,740
Inovalon Holdings, Inc. Class A (a)	36,926	906,903
Inspire Medical Systems, Inc. (a)	4,314	1,004,256
Nextgen Healthcare, Inc. (a)	157,267	2,940,893
OptimizeRx Corp. (a)	16,880	897,678
Phreesia, Inc. (a)	11,134	681,958
Schrodinger, Inc.	2,661	272,699
		12,267,611
Life Sciences Tools & Services - 0.9%
Fluidigm Corp. (a)(b)	26,609	122,401
Luminex Corp.	21,645	703,895
Medpace Holdings, Inc. (a)	10,237	1,662,796
Nanostring Technologies, Inc. (a)	15,424	1,076,441
NeoGenomics, Inc. (a)	19,701	1,004,160
Pacific Biosciences of California, Inc. (a)	35,084	1,072,518
Quanterix Corp. (a)	7,757	587,593
		6,229,804
Pharmaceuticals - 0.7%
Amneal Pharmaceuticals, Inc. (a)(b)	72,384	390,150
Arvinas Holding Co. LLC (a)	4,512	353,290
Assertio Holdings, Inc. (a)	91,214	77,806
Axsome Therapeutics, Inc. (a)(b)	3,147	211,982
Cassava Sciences, Inc. (a)	4,091	198,741
Cerecor, Inc. (a)	39,569	133,348
Collegium Pharmaceutical, Inc. (a)(b)	8,536	201,364
Corcept Therapeutics, Inc. (a)	34,530	868,430
Endo International PLC (a)	20,188	160,091
Intra-Cellular Therapies, Inc. (a)	8,151	288,790
Liquidia Technologies, Inc. (a)	46,471	130,119
Pacira Biosciences, Inc. (a)	14,302	1,051,197
Prestige Brands Holdings, Inc. (a)	11,421	476,370
Revance Therapeutics, Inc. (a)	3,360	88,234
Theravance Biopharma, Inc. (a)	5,381	89,163
WAVE Life Sciences (a)	39,019	367,169
Zogenix, Inc. (a)	1,714	36,354
		5,122,598

TOTAL HEALTH CARE		125,474,447

INDUSTRIALS - 16.6%
Aerospace & Defense - 1.8%
AAR Corp.	74,168	2,950,403
Aerojet Rocketdyne Holdings, Inc.	2,228	114,230
Astronics Corp. (a)	52,090	823,022
Axon Enterprise, Inc. (a)	5,625	930,881
Maxar Technologies, Inc.	56,229	2,690,558
Moog, Inc. Class A	39,488	3,066,638
Parsons Corp. (a)	59,218	2,116,451
Vectrus, Inc. (a)	809	44,171
		12,736,354
Air Freight & Logistics - 0.1%
Atlas Air Worldwide Holdings, Inc. (a)	15,680	864,438
Airlines - 0.2%
Mesa Air Group, Inc. (a)	101,968	1,244,010
Building Products - 1.5%
Advanced Drain Systems, Inc.	14,644	1,611,133
Cornerstone Building Brands, Inc. (a)	32,397	369,002
Gibraltar Industries, Inc. (a)	10,376	906,344
Griffon Corp.	3,404	83,738
Quanex Building Products Corp.	66,276	1,612,495
Resideo Technologies, Inc. (a)	32,794	787,712
Simpson Manufacturing Co. Ltd.	10,440	1,017,482
Trex Co., Inc. (a)	5,940	544,342
UFP Industries, Inc.	56,166	3,426,126
		10,358,374
Commercial Services & Supplies - 1.3%
Brady Corp. Class A	42,747	2,240,370
Kimball International, Inc. Class B	57,056	738,305
Knoll, Inc.	39,272	640,526
Tetra Tech, Inc.	14,217	1,967,206
UniFirst Corp.	14,298	3,464,262
VSE Corp.	1,443	55,642
		9,106,311
Construction & Engineering - 0.9%
Comfort Systems U.S.A., Inc.	5,072	314,160
EMCOR Group, Inc.	46,215	4,499,955
Great Lakes Dredge & Dock Corp. (a)	61,023	926,939
Primoris Services Corp.	14,472	484,378
		6,225,432
Electrical Equipment - 3.4%
Atkore, Inc. (a)	67,320	4,554,198
AZZ, Inc.	26,351	1,346,273
Encore Wire Corp.	46,447	3,043,672
EnerSys	44,724	4,037,683
FuelCell Energy, Inc. (a)	45,397	769,025
Generac Holdings, Inc. (a)	4,607	1,518,283
Plug Power, Inc. (a)	117,383	5,678,977
Preformed Line Products Co.	12,004	880,613
Sunrun, Inc. (a)	24,602	1,539,593
Thermon Group Holdings, Inc. (a)	2,746	56,101
		23,424,418
Machinery - 3.2%
Albany International Corp. Class A	3,142	248,375
Altra Industrial Motion Corp.	35,416	2,051,295
Chart Industries, Inc. (a)	1,475	211,058
CIRCOR International, Inc. (a)	14,210	506,018
Columbus McKinnon Corp. (NY Shares)	4,347	218,828
Energy Recovery, Inc. (a)	10,110	177,936
EnPro Industries, Inc.	15,693	1,260,776
Evoqua Water Technologies Corp. (a)	39,160	961,378
Franklin Electric Co., Inc.	2,486	186,599
Gorman-Rupp Co.	6,337	202,721
Helios Technologies, Inc.	7,254	474,412
Hillenbrand, Inc.	48,075	2,233,565
Hurco Companies, Inc.	18,717	588,275
Hyster-Yale Materials Handling Class A	12,194	1,043,197
Kennametal, Inc.	21,437	800,886
L.B. Foster Co. Class A (a)	6,235	105,683
Lydall, Inc. (a)	9,953	346,663
Manitowoc Co., Inc. (a)	26,780	436,246
Mueller Industries, Inc.	42,545	1,729,029
Park-Ohio Holdings Corp.	2,175	70,318
Proto Labs, Inc. (a)	7,988	1,163,692
Rexnord Corp.	100,903	4,535,590
Tennant Co.	4,655	354,711
Terex Corp.	24,299	1,000,633
Wabash National Corp.	15,819	262,279
Watts Water Technologies, Inc. Class A	8,497	969,423
Welbilt, Inc. (a)	3,388	54,140
		22,193,726
Marine - 0.1%
Costamare, Inc.	54,948	530,248
Professional Services - 1.7%
Barrett Business Services, Inc.	4,865	346,388
CRA International, Inc.	5,055	278,884
Heidrick & Struggles International, Inc.	60,024	2,154,261
Kforce, Inc.	57,911	2,973,730
Korn Ferry	12,615	776,453
TriNet Group, Inc. (a)	17,698	1,420,618
TrueBlue, Inc. (a)	3,766	78,446
Upwork, Inc. (a)	63,110	3,400,367
		11,429,147
Road & Rail - 0.4%
ArcBest Corp.	17,379	1,025,187
Heartland Express, Inc.	10,444	190,081
Marten Transport Ltd.	81,521	1,319,010
		2,534,278
Trading Companies & Distributors - 2.0%
Applied Industrial Technologies, Inc.	28,552	2,437,484
Boise Cascade Co.	71,555	3,573,457
GMS, Inc. (a)	41,692	1,525,927
Herc Holdings, Inc. (a)	9,312	817,221
NOW, Inc. (a)	35,925	381,883
Rush Enterprises, Inc. Class A	82,257	3,490,165
Systemax, Inc.	35,596	1,285,016
Titan Machinery, Inc. (a)	3,550	86,975
Veritiv Corp. (a)	7,953	189,122
WESCO International, Inc. (a)	472	37,892
		13,825,142

TOTAL INDUSTRIALS		114,471,878

INFORMATION TECHNOLOGY - 14.4%
Communications Equipment - 1.1%
Acacia Communications, Inc. (a)	1,296	149,027
ADTRAN, Inc.	21,012	353,842
Calix Networks, Inc. (a)	113,673	4,491,220
Comtech Telecommunications Corp.	4,570	122,842
Digi International, Inc. (a)	9,006	210,380
Extreme Networks, Inc. (a)	65,919	604,477
Inseego Corp. (a)(b)	78,925	1,151,516
Plantronics, Inc.	4,167	168,722
		7,252,026
Electronic Equipment & Components - 1.5%
Arlo Technologies, Inc. (a)	21,324	148,415
Badger Meter, Inc.	1,813	196,874
ePlus, Inc. (a)	6,472	611,992
II-VI, Inc. (a)	22,808	1,922,714
Insight Enterprises, Inc. (a)	38,770	3,240,784
Itron, Inc. (a)	1,152	135,060
Kimball Electronics, Inc. (a)	63,705	1,495,793
Methode Electronics, Inc. Class A	25,455	990,963
PC Connection, Inc.	17,520	806,095
ScanSource, Inc. (a)	35,926	1,021,735
		10,570,425
IT Services - 0.9%
Brightcove, Inc. (a)	7,844	170,842
Conduent, Inc. (a)	33,896	182,360
CSG Systems International, Inc.	6,919	319,312
EVERTEC, Inc.	46,303	1,801,187
Limelight Networks, Inc. (a)(b)	110,713	362,032
ManTech International Corp. Class A	8,270	646,383
Perspecta, Inc.	21,648	632,122
Sykes Enterprises, Inc. (a)	49,399	2,018,443
		6,132,681
Semiconductors & Semiconductor Equipment - 5.2%
Alpha & Omega Semiconductor Ltd. (a)	7,289	256,500
Ambarella, Inc. (a)	27,991	3,148,708
Amkor Technology, Inc.	152,867	3,651,993
Brooks Automation, Inc.	23,869	1,984,946
Ceva, Inc. (a)	2,534	155,157
Cirrus Logic, Inc. (a)	30,961	2,531,991
Cohu, Inc.	1,020	44,319
Diodes, Inc. (a)	27,224	2,137,628
Enphase Energy, Inc. (a)	10,306	1,814,474
FormFactor, Inc. (a)	30,227	1,371,399
Lattice Semiconductor Corp. (a)	75,149	3,616,170
NeoPhotonics Corp. (a)	169,223	1,626,233
Photronics, Inc. (a)	13,009	154,937
Pixelworks, Inc. (a)	14,974	53,757
Power Integrations, Inc.	30,996	2,739,117
Rambus, Inc. (a)	11,861	248,844
Semtech Corp. (a)	5,603	410,756
Silicon Laboratories, Inc. (a)	24,690	3,845,221
Synaptics, Inc. (a)	36,740	4,924,262
Ultra Clean Holdings, Inc. (a)	13,291	616,437
Veeco Instruments, Inc. (a)	2,690	57,835
		35,390,684
Software - 5.0%
A10 Networks, Inc. (a)	46,376	433,152
Agilysys, Inc. (a)	67,134	4,000,515
AppFolio, Inc. (a)	1,688	276,866
Appian Corp. Class A (a)(b)	8,829	1,517,705
BlackLine, Inc. (a)	30,293	3,756,938
Cloudera, Inc. (a)	158,889	2,564,468
Cognyte Software Ltd. (a)	4,962	143,253
CommVault Systems, Inc. (a)	58,572	3,732,794
Cornerstone OnDemand, Inc. (a)	20,488	1,035,054
Digital Turbine, Inc. (a)	43,761	3,613,346
Domo, Inc. Class B (a)	29,117	1,855,626
Ebix, Inc.	4,764	116,146
MicroStrategy, Inc. Class A (a)(b)	2,106	1,580,363
Progress Software Corp.	67,203	2,858,816
Q2 Holdings, Inc. (a)	27,909	3,401,549
SecureWorks Corp. (a)	9,080	131,024
SPS Commerce, Inc. (a)	25,554	2,574,054
Tenable Holdings, Inc. (a)	8,763	358,494
Verint Systems, Inc. (a)	4,962	244,577
Yext, Inc. (a)(b)	13,847	234,291
		34,429,031
Technology Hardware, Storage & Peripherals - 0.7%
3D Systems Corp. (a)	27,064	969,974
Avid Technology, Inc. (a)(b)	171,347	3,322,418
Diebold Nixdorf, Inc. (a)	45,696	663,506
		4,955,898

TOTAL INFORMATION TECHNOLOGY		98,730,745

MATERIALS - 4.0%
Chemicals - 1.0%
Avient Corp.	42,743	1,847,352
FutureFuel Corp.	59,892	879,215
Hawkins, Inc.	1,300	81,380
Rayonier Advanced Materials, Inc. (a)	52,594	486,495
Stepan Co.	23,976	2,893,663
Tronox Holdings PLC	33,607	616,352
		6,804,457
Construction Materials - 0.5%
Forterra, Inc. (a)	161,670	3,762,061
Containers & Packaging - 0.5%
Myers Industries, Inc.	140,294	3,106,109
Metals & Mining - 1.8%
Cleveland-Cliffs, Inc.	286,389	3,820,429
Coeur d'Alene Mines Corp. (a)	69,993	630,637
Commercial Metals Co.	86,453	2,174,293
Materion Corp.	7,443	509,697
Novagold Resources, Inc. (a)	55,001	459,258
Schnitzer Steel Industries, Inc. Class A	2,338	80,755
United States Steel Corp.	35,332	586,865
Worthington Industries, Inc.	61,386	3,921,952
		12,183,886
Paper & Forest Products - 0.2%
Schweitzer-Mauduit International, Inc.	30,020	1,401,934

TOTAL MATERIALS		27,258,447

REAL ESTATE - 4.9%
Equity Real Estate Investment Trusts (REITs) - 3.4%
Agree Realty Corp.	3,532	228,026
American Assets Trust, Inc.	73,247	2,276,517
Armada Hoffler Properties, Inc.	8,206	105,939
CareTrust (REIT), Inc.	15,675	347,672
CatchMark Timber Trust, Inc.	14,206	145,043
City Office REIT, Inc.	7,366	74,839
Colony Capital, Inc.	161,068	953,523
CorePoint Lodging, Inc.	5,654	51,508
DiamondRock Hospitality Co. (a)	18,306	185,257
Diversified Healthcare Trust (SBI)	146,463	659,084
EastGroup Properties, Inc.	7,938	1,080,441
Essential Properties Realty Trust, Inc.	26,243	608,838
Farmland Partners, Inc.	10,773	128,845
Four Corners Property Trust, Inc.	27,783	752,641
Gladstone Land Corp.	9,746	174,356
Healthcare Realty Trust, Inc.	13,170	380,086
Kite Realty Group Trust	33,792	647,793
National Storage Affiliates Trust	54,430	2,098,277
New Senior Investment Group, Inc.	44,153	269,775
Potlatch Corp.	1,846	93,685
Preferred Apartment Communities, Inc. Class A	6,590	54,236
PS Business Parks, Inc.	19,611	2,840,849
Retail Value, Inc.	75	1,253
RLJ Lodging Trust	194,895	3,059,852
Safehold, Inc.	4,317	329,171
Service Properties Trust	19,565	251,215
Sunstone Hotel Investors, Inc.	219,418	2,898,512
Terreno Realty Corp.	12,641	708,402
The GEO Group, Inc. (b)	28,998	208,786
Xenia Hotels & Resorts, Inc.	105,667	2,110,170
		23,724,591
Real Estate Management & Development - 1.5%
eXp World Holdings, Inc. (a)	22,188	1,339,933
Gyrodyne LLC (a)	310	5,084
Kennedy-Wilson Holdings, Inc.	57,453	1,077,818
Marcus & Millichap, Inc. (a)	34,658	1,312,498
Newmark Group, Inc.	265,730	2,662,615
Rafael Holdings, Inc. (a)	1,562	55,888
RE/MAX Holdings, Inc.	17,094	713,162
Redfin Corp. (a)	11,219	849,727
The RMR Group, Inc.	53,947	2,168,130
		10,184,855

TOTAL REAL ESTATE		33,909,446

UTILITIES - 1.9%
Electric Utilities - 0.3%
Allete, Inc.	12,144	754,507
MGE Energy, Inc.	2,468	157,212
Otter Tail Corp.	21,482	870,451
PNM Resources, Inc.	5,271	253,061
		2,035,231
Gas Utilities - 0.1%
New Jersey Resources Corp.	16,978	667,066
South Jersey Industries, Inc.	8,532	214,239
		881,305
Independent Power and Renewable Electricity Producers - 1.0%
Atlantic Power Corp. (a)	71,002	203,776
Clearway Energy, Inc. Class A	105,872	2,768,553
Ormat Technologies, Inc.	29,802	2,553,137
Sunnova Energy International, Inc. (a)	28,815	1,292,065
		6,817,531
Multi-Utilities - 0.1%
Avista Corp.	13,970	561,734
Black Hills Corp.	6,205	367,088
NorthWestern Energy Corp.	1,628	95,205
		1,024,027
Water Utilities - 0.4%
American States Water Co.	10,063	735,102
California Water Service Group	15,233	837,053
Consolidated Water Co., Inc.	4,065	52,642
Middlesex Water Co.	11,989	823,285
York Water Co.	1,060	44,107
		2,492,189

TOTAL UTILITIES		13,250,283

TOTAL COMMON STOCKS
(Cost $451,104,393)		666,926,128

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
WESCO International, Inc. (d)
(Cost $34,318)	1,295	39,303

Money Market Funds - 7.5%
Fidelity Cash Central Fund 0.07% (e)	20,587,455	20,591,573
Fidelity Securities Lending Cash Central Fund 0.08% (e)(f)	31,309,349	31,312,480
TOTAL MONEY MARKET FUNDS
(Cost $51,901,808)		51,904,053
TOTAL INVESTMENT IN SECURITIES - 104.3%
(Cost $503,040,519)		718,869,484
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(29,738,938)
NET ASSETS - 100%		$689,130,546

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	200	March 2021	$21,992,000	$745,903	$745,903

The notional amount of futures purchased as a percentage of Net Assets is 3.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,205
Fidelity Securities Lending Cash Central Fund	257,252
Total	$266,457

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$11,857,027	$11,857,027	$--	$--
Consumer Discretionary	97,284,720	97,284,720	--	--
Consumer Staples	18,966,768	18,966,768	--	--
Energy	19,460,880	19,460,880	--	--
Financials	106,261,487	106,261,487	--	--
Health Care	125,474,447	125,474,447	--	--
Industrials	114,511,181	114,511,181	--	--
Information Technology	98,730,745	98,730,745	--	--
Materials	27,258,447	27,258,447	--	--
Real Estate	33,909,446	33,909,446	--	--
Utilities	13,250,283	13,250,283	--	--
Money Market Funds	51,904,053	51,904,053	--	--
Total Investments in Securities:	$718,869,484	$718,869,484	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$745,903	$745,903	$--	$--
Total Assets	$745,903	$745,903	$--	$--
Total Derivative Instruments:	$745,903	$745,903	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$745,903	$0
Total Equity Risk	745,903	0
Total Value of Derivatives	$745,903	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021
Assets
Investment in securities, at value (including securities loaned of $30,509,599) — See accompanying schedule: Unaffiliated issuers (cost $451,138,711)	$666,965,431
Fidelity Central Funds (cost $51,901,808)	51,904,053
Total Investment in Securities (cost $503,040,519)		$718,869,484
Segregated cash with brokers for derivative instruments		1,254,500
Cash		8,252
Receivable for fund shares sold		1,002,820
Dividends receivable		313,022
Distributions receivable from Fidelity Central Funds		10,929
Total assets		721,459,007
Liabilities
Payable for fund shares redeemed	$642,727
Accrued management fee	367,122
Payable for daily variation margin on futures contracts	9,637
Other payables and accrued expenses	2,640
Collateral on securities loaned	31,306,335
Total liabilities		32,328,461
Net Assets		$689,130,546
Net Assets consist of:
Paid in capital		$468,072,167
Total accumulated earnings (loss)		221,058,379
Net Assets		$689,130,546
Net Asset Value, offering price and redemption price per share ($689,130,546 ÷ 39,847,977 shares)		$17.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 28, 2021
Investment Income
Dividends		$6,076,546
Income from Fidelity Central Funds (including $257,252 from security lending)		266,457
Total income		6,343,003
Expenses
Management fee	$3,210,039
Independent trustees' fees and expenses	2,745
Miscellaneous	8,804
Total expenses before reductions	3,221,588
Expense reductions	(363)
Total expenses after reductions		3,221,225
Net investment income (loss)		3,121,778
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,899,608
Fidelity Central Funds	(1,966)
Futures contracts	2,534,624
Total net realized gain (loss)		22,432,266
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	199,784,342
Fidelity Central Funds	(492)
Futures contracts	1,127,826
Total change in net unrealized appreciation (depreciation)		200,911,676
Net gain (loss)		223,343,942
Net increase (decrease) in net assets resulting from operations		$226,465,720

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 28, 2021	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,121,778	$5,952,818
Net realized gain (loss)	22,432,266	(222,927)
Change in net unrealized appreciation (depreciation)	200,911,676	(58,998,241)
Net increase (decrease) in net assets resulting from operations	226,465,720	(53,268,350)
Distributions to shareholders	(3,468,457)	(5,905,233)
Share transactions
Proceeds from sales of shares	106,402,264	51,342,519
Reinvestment of distributions	3,296,821	5,607,999
Cost of shares redeemed	(159,526,301)	(182,987,536)
Net increase (decrease) in net assets resulting from share transactions	(49,827,216)	(126,037,018)
Total increase (decrease) in net assets	173,170,047	(185,210,601)
Net Assets
Beginning of period	515,960,499	701,171,100
End of period	$689,130,546	$515,960,499
Other Information
Shares
Sold	7,884,913	4,135,743
Issued in reinvestment of distributions	214,777	426,140
Redeemed	(13,863,858)	(14,743,945)
Net increase (decrease)	(5,764,168)	(10,182,062)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Enhanced Index Fund

Years ended February 28,	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$12.57	$13.81	$14.32	$10.99
Income from Investment Operations
Net investment income (loss)B	.08	.12	.11	.12	.12
Net realized and unrealized gain (loss)	5.99	(1.26)	.31	.56	3.31
Total from investment operations	6.07	(1.14)	.42	.68	3.43
Distributions from net investment income	(.09)	(.12)	(.12)	(.13)	(.10)
Distributions from net realized gain	–	–	(1.54)	(1.06)	–
Total distributions	(.09)	(.12)	(1.66)	(1.19)	(.10)
Redemption fees added to paid in capitalB	–	–	–	–	–C
Net asset value, end of period	$17.29	$11.31	$12.57	$13.81	$14.32
Total ReturnD	53.78%	(9.18)%	4.01%	4.95%	31.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	.64%	.64%	.64%	.64%	.67%
Expenses net of fee waivers, if any	.64%	.64%	.64%	.64%	.67%
Expenses net of all reductions	.64%	.64%	.64%	.64%	.67%
Net investment income (loss)	.62%	.94%	.84%	.89%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$689,131	$515,960	$701,171	$762,811	$1,210,189
Portfolio turnover rateG	44%	79%	88%	100%	76%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2021

1. Organization.

Fidelity Small Cap Enhanced Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2021, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), market discount, capital loss carryforwards, partnerships (including allocations from Fidelity Central Funds), and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$236,362,338
Gross unrealized depreciation	(21,863,240)
Net unrealized appreciation (depreciation)	$214,499,098
Tax Cost	$504,370,386

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$7,127,143
Net unrealized appreciation (depreciation) on securities and other investments	$214,499,098

The Fund intends to elect to defer to its next fiscal year $567,862 of ordinary losses recognized during the period January 1, 2021 to February 28, 2021.

The tax character of distributions paid was as follows:

	February 28, 2021	February 28, 2020
Ordinary Income	$3,311,815	$ 5,905,233
Long-term Capital Gains	156,642	–
Total	$3,468,457	$5,905,233

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Enhanced Index Fund	218,183,744	277,678,933

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC(the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The Fund pays an all-inclusive management fee based on annual rate of .64% of the Fund's average net assets; and the investment adviser pays all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by FMR. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Small Cap Enhanced Index Fund	$1,123

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Small Cap Enhanced Index Fund	$25,972	$14,948	$132,864

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $363.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Commonwealth Trust II and Shareholders of Fidelity Small Cap Enhanced Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Small Cap Enhanced Index Fund (one of the funds constituting Fidelity Commonwealth Trust II, referred to hereafter as the “Fund”) as of February 28, 2021, the related statement of operations for the year ended February 28, 2021, the statement of changes in net assets for each of the two years in the period ended February 28, 2021, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2021 and the financial highlights for each of the five years in the period ended February 28, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2021 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 14, 2021

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 309 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Bettina Doulton (1964)

Year of Election or Appointment: 2020

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2013-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2018

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2017

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York, a member of the Board of NYC Leadership Academy (2012-present) and a member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present), as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Compensation Committee and Executive Committee and as Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2021

Trustee

Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).

Garnett A. Smith (1947)

Year of Election or Appointment: 2017

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2018

Trustee

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as Non-Executive Chairman of the Board of Fortune Brands Home and Security (home and security products, 2011-present), and a member of the Board (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member of the Board of the Columbus Regional Airport Authority (2007-present), as a member of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board (2011-2019) and as Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2017

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Lautenbach also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lautenbach currently serves as Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has in the past served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a Trustee of certain Fidelity® funds (2000-2020) and a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010); as well as Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach had a 30-year career with IBM (technology company), during which time he served as Senior Vice President and as a member of the Corporate Executive Committee (1968-1998).

Peter S. Lynch (1944)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Small Cap Enhanced Index Fund	.64%
Actual		$1,000.00	$1,441.00	$3.87
Hypothetical-C		$1,000.00	$1,021.62	$3.21

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Small Cap Enhanced Index Fund voted to pay on April 12, 2021, to shareholders of record at the opening of business on April 9, 2021, a distribution of $0.172 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2021, $7,286,715, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the dividend distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 100% of the dividend distributed in December during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Small Cap Enhanced Index Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	5,574,535,287.469	92.763
Withheld	434,874,126.147	7.237
TOTAL	6,009,409,413.616	100.000
Donald F. Donahue
Affirmative	5,580,170,513.183	92.857
Withheld	429,238,900.432	7.143
TOTAL	6,009,409,413.616	100.000
Bettina Doulton
Affirmative	5,613,263,967.947	93.408
Withheld	396,145,445.669	6.592
TOTAL	6,009,409,413.616	100.000
Vicki L. Fuller
Affirmative	5,634,796,072.779	93.766
Withheld	374,613,340.837	6.234
TOTAL	6,009,409,413.616	100.00
Patricia L. Kampling
Affirmative	5,595,247,247.638	93.108
Withheld	414,162,165.978	6.892
TOTAL	6,009,409,413.616	100.000
Alan J. Lacy
Affirmative	5,547,430,383.934	92.312
Withheld	461,979,029.681	7.688
TOTAL	6,009,409,413.616	100.000
Ned C. Lautenbach
Affirmative	5,444,850,891.997	90.605
Withheld	564,558,521.619	9.395
TOTAL	6,009,409,413.616	100.000
Robert A. Lawrence
Affirmative	5,556,314,439.390	92.460
Withheld	453,094,974.226	7.540
TOTAL	6,009,409,413.616	100.000
Joseph Mauriello
Affirmative	5,511,594,508.749	91.716
Withheld	497,814,904.867	8.284
TOTAL	6,009,409,413.616	100.000
Cornelia M. Small
Affirmative	5,567,879,551.358	92.653
Withheld	441,529,862.258	7.347
TOTAL	6,009,409,413.616	100.000
Garnett A. Smith
Affirmative	5,533,904,369.353	92.087
Withheld	475,505,044.262	7.913
TOTAL	6,009,409,413.616	100.000
David M. Thomas
Affirmative	5,540,360,344.547	92.195
Withheld	469,049,069.069	7.805
TOTAL	6,009,409,413.616	100.000
Susan Tomasky
Affirmative	5,600,660,192.156	93.198
Withheld	408,749,221.459	6.802
TOTAL	6,009,409,413.616	100.000
Michael E. Wiley
Affirmative	5,540,897,405.806	92.204
Withheld	468,512,007.810	7.796
TOTAL	6,009,409,413.616	100.000
Proposal 1 reflects trust wide proposal and voting results.

SCE-ANN-0421
1.9885266.104

Item 2.

Code of Ethics

As of the end of the period, February 28, 2021, Fidelity Commonwealth Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Small Cap Enhanced Index Fund (the “Fund”):

Services Billed by PwC

February 28, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Small Cap Enhanced Index Fund	$36,900	$3,300	$9,000	$1,300

February 29, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Small Cap Enhanced Index Fund	$37,600	$3,600	$9,000	$1,500

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	February 28, 2021A	February 29, 2020A
Audit-Related Fees	$9,436,200	$7,927,700
Tax Fees	$14,300	$28,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	February 28, 2021A	February 29, 2020A
PwC	$14,539,000	$12,607,500

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 21, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 21, 2021